SCHEDULE OF STOCK OPTIONS ACTIVITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity Classified Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, Outstanding	298,955
Weighted average exercise price, Outstanding	$ 8.46
Weighted average remaining contractual life, Outstanding	9 years 4 months 24 days
Aggregate Intrinsic Value, Outstanding
Number of options, Expired	(110,945)
Weighted average exercise price, Expired	$ 16.81
Number of options, Granted	240,447
Weighted average exercise price, Granted	$ 5.60
Weighted average remaining contractual life, Granted	9 years 3 months 18 days
Number of options, Outstanding	428,457	298,955
Weighted average exercise price, Outstanding	$ 7.55	$ 8.46
Weighted average remaining contractual life, Outstanding ending	8 years 10 months 24 days
Aggregate Intrinsic Value, Outstanding
Number of options, Exercisable	64,291
Weighted average exercise price, Exercisable	$ 9.15
Weighted average remaining contractual life, Exercisable	8 years 2 months 12 days
Aggregate Intrinsic Value, Exercisable
Liability Classified Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, Outstanding	440,045	446,703
Weighted average exercise price, Outstanding	$ 8.46
Weighted average remaining contractual life, Outstanding	6 years 2 months 12 days	6 years 3 months 18 days
Aggregate Intrinsic Value, Outstanding
Number of options, Expired	(34,331)
Weighted average exercise price, Expired	$ 7.66
Number of options, Outstanding	405,714	440,045
Weighted average exercise price, Outstanding	$ 9.72	$ 8.46
Aggregate Intrinsic Value, Outstanding
Number of options, Exercisable	386,016
Weighted average exercise price, Exercisable	$ 10.52
Weighted average remaining contractual life, Exercisable	6 years 1 month 6 days
Aggregate Intrinsic Value, Exercisable